One Commerce Square
Philadelphia, PA 19103

Delaware Investments
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1933 Act Rule 497(j)
File No. 33-14363
1940 Act File No. 811-5162

May 2, 2001

Filed via EDGAR (CIK #0000814230)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-14363
     DELAWARE GROUP PREMIUM FUND
     BALANCED SERIES, CAPITAL RESERVES SERIES, CASH RESERVE SERIES,
     CONVERTIBLE SECURITIES SERIES, DEVON SERIES, EMERGING MARKETS SERIES,
     GLOBAL BOND SERIES, GROWTH AND INCOME SERIES, GROWTH OPPORTUNITIES
     SERIES, HIGH YIELD SERIES, INTERNATIONAL EQUITY SERIES, REIT SERIES,
     SELECT GROWTH SERIES, SMALL CAP VALUE SERIES, SOCIAL AWARENESS SERIES,
     STRATEGIC INCOME SERIES, TECHNOLOGY AND INNOVATION SERIES, TREND SERIES
     and U.S. GROWTH SERIES
     _______________________________________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 34, the most recent Post-Effective Amendment of Delaware Group Premium Fund. Post-Effective Amendment No. 34 was filed electronically with the Commission on April 30, 2001 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Kathryn R. Williams
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Kathryn R. Williams
Assistant Vice President/
Counsel/Assistant Secretary